MINERAL PROPERTIES	12 Months Ended
Dec. 31, 2024
MINERAL PROPERTIES
MINERAL PROPERTIES

6.  MINERAL PROPERTIES

As at December 31, 2024 and 2023, the Company had the following mineral properties:

	Springpole	Birch-Uchi (Note 6(a))	Duparquet (Note 6(b))	Cameron	Hope Brook (Note 6(c))	Others	Total
Balance December 31, 2023	$138,957	$7,983	$48,594	$32,848	$15,852	$-	$244,234
Acquisition	-	450	-	-	-	-	450
Concessions, taxes and royalties	375	-	42	23	-	-	440
Salaries and share-based payments	1,899	775	1,384	124	-	-	4,182
Drilling, exploration, and technical consulting	1,140	790	1,817	19	-	-	3,766
Environmental, assaying, and field supplies	10,581	339	1,771	46	1	-	12,738
Travel and other expenses	1,285	109	176	6	-	-	1,576
Total Expenditures	$15,280	$2,463	$5,190	$218	$1	$-	$23,152
Tax recovery and option payments received	-	-	(107)	-	(800)	-	(907)
Impairment	-	-	-	-	(11,955)	-	(11,955)
Environmental remediation	-	-	1,535	-	-	-	1,535
Balance December 31, 2024	$154,237	$10,446	$55,212	$33,066	$3,098	$-	$256,059

	Springpole	Birch-Uchi (Note 6(a))	Duparquet (Note 6(b))	Cameron	Hope Brook (Note 6(c))	Others	Total
Balance December 31, 2022	$125,829	$3,871	$42,886	$32,581	$15,852	$128	$221,147
Acquisition	1,192	450	513	-	-	-	2,155
Concessions, taxes and royalties	405	-	28	23	-	-	456
Salaries and share-based payments	2,509	862	1,293	111	-	-	4,775
Drilling, exploration, and technical consulting	1,654	1,080	1,146	22	-	-	3,902
Environmental, Assaying, and field supplies	6,464	1,143	2,570	85	-	-	10,262
Travel and other expenses	904	577	158	26	-	-	1,665
Total Expenditures	$13,128	$4,112	$5,708	$267	$-	$-	$23,215
Option payments received	-	-	-	-	-	(128)	(128)
Balance December 31, 2023	$138,957	$7,983	$48,594	$32,848	$15,852	$-	$244,234

On February 21, 2023, the Company sold its non-core royalty portfolio to Elemental Altus Royalties Corp. (“Elemental Altus”) for total consideration of approximately $6.7 million, comprised of $4.7 million in cash and 1,598,162 common shares of Elemental Altus. The royalty portfolio sale was comprised of 19 royalties across four countries and included a 2.0% NSR royalty on the Pickle Crow Gold Project and a 1.5% NSR royalty on the Hope Brook Gold Project. At the time of the sale, the carrying value of the royalty portfolio was nil, resulting in a realized gain equivalent to the consideration received.

The Company has various underlying agreements and commitments with respect to its mineral properties, which define annual or future payments in connection with royalty buy-backs or maintenance of property interests, the most significant of which are discussed below.

a) Birch-Uchi Properties

(i) Swain Post property option

On February 26, 2021, the Company entered into a three year earn-in agreement with Exiro Minerals Corp. (“Exiro”) pursuant to which First Mining may earn a 100% interest in Exiro’s Swain Post property (“Swain Post Property”) in northwestern Ontario by making total cash and share payments of $335,000 to Exiro during the term of the option, and by completing all assessment work requirements on the Swain Post Property during the three-year option term. During the year ended December 31, 2024, the Company issued 641,026 common shares valued at $75,000 under the terms of the earn-in agreement. As of December 31, 2024, the Company has made total payments of $335,000 comprised of $60,000 in cash and issued common shares worth $275,000 at the time of issuance and has exercised the option to own a 100% interest in Exiro’s Swain Post Property.

(ii) Swain Lake property option

On April 28, 2021, the Company entered into an earn-in agreement with Whitefish Exploration Inc. (“Whitefish”), which gives First Mining the option to earn up to a 100% interest in Whitefish’s Swain Lake project (“Swain Lake”) in northwestern Ontario in two stages over a period of five years. First Mining may earn a 70% interest in Swain Lake by making cash payments totaling $200,000 and share payments totaling $425,000, and by incurring at least $500,000 worth of expenditures on the Swain Lake Property during the first three years of the earn-in term. Upon completing the first stage of the earn-in, First Mining will hold a 70% interest in the Swain Lake Property and will have an additional period of two years within which to acquire the remaining 30% interest in the Swain Lake Property by paying $1,000,000 in cash and issuing $1,000,000 worth of First Mining common shares to Whitefish.

On April 5, 2024, the Company and Whitefish agreed to amend the earn-in agreement to amend the future cash and share payment requirements by issuing $155,000 worth (based on market price at the time of issuance) of First Mining common shares to Whitefish on or before the third anniversary of the Closing Date of the original agreement. In Q2 2024, the Company issued 978,130 common shares valued at $155,000, under the terms of the amended earn-in agreement. As a result, the Company completed its 3-year option agreement with Whitefish Exploration Inc. on the Swain Lake property, and 70% ownership of the property, which comprises 82 mining claims over an area of 1,656 hectares, was transferred to First Mining.

(iii) Vixen properties acquisition

On September 15, 2021, the Company entered into a three-year option agreement with ALX Resources Corp. (“ALX”) pursuant to which First Mining may earn up to a 100% interest in ALX’s Vixen North, Vixen South and Vixen West properties (the “Vixen Properties”) in northwestern Ontario in two stages over a period of five years. First Mining may earn a 70% interest in the Vixen Properties by making cash payments totalling $550,000 and share payments totalling $400,000 to ALX during the initial three-year option term, and by incurring at least $500,000 worth of expenditures on the property during the initial three-year option term.

On September 15, 2023, the Company and ALX agreed to amend the option agreement for the first stage of the earn-in to issue common shares instead of cash payment for future anniversary payments as follows:

•	On or before the second anniversary of the Closing Date, the Company is to issue to ALX common shares of the Company’s shares equal to $175,000 (issued);
•	On or before the third anniversary of the Closing Date, the Company is to issue to ALX commons shares of the Company’s shares equal to $175,000 (issued);
•	On or before the fourth anniversary of the Closing Date, the Company is to issue to ALX common shares of the Company’s shares equal to $100,000;
•	On or before the fifth anniversary of the Closing Date, the Company to incur and fund expenditures on the property of not less than $500,000.

Pursuant to the amended agreement, on September 12, 2024 the Company issued 1,290,045 common shares worth $175,000. As of December 31, 2024, the Company has made payments of $3,500,000 in cash and issued common shares worth $550,000.

(iv) Birch Lake properties acquisition

On October 11, 2021, the Company entered into an earn-in agreement with Pelangio Exploration Inc. (“Pelangio”) pursuant to which First Mining may earn up to an 80% interest in Pelangio’s Birch Lake properties (the “Birch Lake Properties”) in two stages over a period of six years. First Mining may earn a 51% interest in the Birch Lake Properties by making cash payments totaling $350,000 and issuing in aggregate 1,300,000 First Mining common shares and by incurring at least $1,750,000 worth of expenditures on the Birch Lake Properties during the first four years of the earn-in term. Upon completing the first stage of the earn-in, First Mining will hold a 51% interest in the Birch Lake Properties and will have an additional period of two years to acquire a further 29% interest in the Birch Lake Properties by paying $400,000 to Pelangio in cash or issuing First Mining common shares, at First Mining’s sole discretion, and by incurring an additional $1,750,000 worth of expenditures on the Birch Lake Properties.

On October 12, 2023, the Company and Pelangio agreed to amend the earn-in agreement to amend the future cash and share payment requirements to have an additional period of 3 years to complete the first stage of the earn-in. Pursuant to the amended agreement, the Company paid $10,000 in cash and issued 250,000 common shares during the three months ended December 31, 2023. On October 11, 2024, the Company made a cash payment of $10,000 and issued 250,000 common shares to Pelangio on the first anniversary of the Closing Date of the amended earn-in agreement for Birch Lake properties. The agreement gives the Company the right to earn, through Gold Canyon, up to an 80% interest in Pelangio’s Birch Lake and Birch Lake West properties. As of December 31, 2024, the Company has made payments of $120,000 in cash and issued common shares worth $187,500.

On January 13, 2023, a subsidiary of the Company acquired the net assets of a private Company associated with Birch Lake and Casummit Lake properties for a total consideration of $600,000 cash and 3,500,000  of First Mining common shares. $100,000 was paid prior to December 31, 2022, $100,000 cash was paid on closing, with the remaining cash to be paid as follows:

■	$100,000 cash payable on the first anniversary of the Closing Date (paid).
■	$100,000 cash payable on the second anniversary of the Closing Date.
■	$200,000 cash payable on the third anniversary of the Closing Date.

2,000,000 common shares were issued on closing and the remaining shares will be issued as follows:

■	500,000 issued in January 2024, the first anniversary of the Closing Date.
■	1,000,000 common shares will be issued on the earlier of the third anniversary of closing and the date of a positive decision regarding the environmental assessment of the Springpole properties.

(v) Stargazer properties acquisition

On October 29, 2021, the Company entered into a three year earn-in agreement with a private individual pursuant to which First Mining may earn a 100% interest in the Stargazer concession and other properties (“Stargazer Properties”) in northwestern Ontario by making cash and share payments of $250,000 to the private individual during the term of the option, and by incurring at least $350,000 worth of expenditures on the Stargazer Properties during the three-year option term. On November 5, 2023, the Company entered into an amended agreement to amend the original terms of cash and share payments of $250,000 to $236,000 and the Company is to incur $300,000 worth of expenditures instead of $350,000. The remaining share payments will be issued as follows:

•	No option payment is to be made following the second and third anniversary dates of the closing date of the agreement;
•	On the fourth anniversary of the Closing Date, the Company is to issue common shares worth $25,000;
•	On the fifth anniversary of the Closing Date, the Company is to issue common shares worth 25,000;
•	On the sixth anniversary of the Closing Date, the Company is to issue common shares worth $50,000;
•	On the seventh anniversary of the Closing Date, the Company is to issue common shares worth $100,000.

As of December 31, 2024, the Company has made payments of $24,000 in cash and issued common shares worth $12,000.

b) Duparquet Project

On January 30, 2023, First Mining, through its wholly-owned subsidiary Duparquet Gold Mines Inc. (formerly, Clifton Star), entered into an agreement with IAMGOLD Corporation, to acquire its Porcupine East property located adjacent to the Company’s Duparquet property and connecting the land package to its Pitt and Duquesne properties to the east. The transaction closed on February 2, 2023, for a total consideration of:

■	2.5 million First Mining common shares, worth $512,500, were issued upon closing of the transaction;
■	The granting of a 1.5% net smelter return royalty on the property;
■	A payment of $500,000, in cash or First Mining common shares, as First Mining may elect at its sole election, if the Company declares a minimum of 350,000 koz gold resource on the property; and
■

A payment of $1,000,000, in cash or First Mining common shares, as First Mining may elect at its sole discretion, to be paid within 12 months of commercial production being declared at the Duparquet Gold Project, as long as any major surface infrastructure related to the Duparquet Gold Project has been constructed on the Porcupine East Property.

On April 24, 2023, the Company announced that through its subsidiary it had sold mining claims (“Cat Lake Claims”) located in Manitoba to Grid Metals Corp. for total consideration of:

■	$300,000 in cash;
■	250,000 common shares of Grid Metals Corp.;
■	NSR 2% royalty on all production sold from the property. Grid Metals Corp may at any time purchase from the Company 50% (for a total of 1.0%) of the royalty by paying $1,000,000 to the Company; and
■

Deferred cash payment of $350,000, when the earlier of (i) the delineation of a 2 million tonnes or greater Mineral Resource on the Cat Lake Claims; and (ii) the date Grid Metals announces a construction decision which will result in the Mineral Resources on the Cat Lake Claims being mined at some point in time as part of an overall mining project.

As of December 31, 2024, the Company increased the provision for environmental remediation activities to $3.0 million (December 31, 2023 - $1.5 million). The environmental remediation includes site preparation, construction of a storage area, construction of an access road, excavation and transportation of mining material, and site restoration and rehabilitation of the storage area. The Company has been working closely with the Ministry of Environment, the Fight Against Climate Change, Wildlife and Parks (“MELCCFP) and submitted a permit to begin start work in 2025. The environmental remediation estimate is based on the current work plan. The final environmental remediation cost may vary depending on feedback received from MELCCFP and the execution of the work.

c) Hope Brook Project

On June 8, 2021, the Company announced it had closed a definitive earn-in agreement with Big Ridge Gold Corp. whereby Big Ridge could earn up to an 80% interest in First Mining’s Hope Brook Gold Project located in Newfoundland, Canada. In accordance with the agreement, upon closing First Mining nominated one member to the Board of Directors of Big Ridge and received $500,000 and 11,500,000 shares of Big Ridge which were credited against the Hope Brook project mineral property balance. On September 13, 2022, Big Ridge completed Stage 1 of the earn-in requirements. On March 21, 2024, the Company and Big Ridge amended the earn-in agreement by removing the requirement for Big Ridge to incur an additional $10,000,000 in expenditures on the Hope Brook Gold Project in order to facilitate the Company’s liquidation of its investment position in Big Ridge and generate additional capital (see Note 9). On March 28, 2024, Big Ridge exercised Stage 2 of the amended earn-in requirement by issuing the Company 10,000,000 Big Ridge common shares (initial recognition - $800,000), decreasing the Company’s ownership percentage in the Hope Brook Project from 49% to 20% and reducing the pre-impairment carrying value by $800,000. The Company tested the recoverable amount of the retained project interest; using the Market Approach method to determine the estimated fair value, an impairment loss of $11,955,000 was recognized during the period ended March 31, 2024. See Note 9 below for further details of the investment in Big Ridge.